Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Schedule of Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other current liabilities		Other long-term liabilities
At March 31:	2011	2010	2011	2010	2011	2010
Derivatives designated as hedging instruments:
Foreign exchange contracts	¥3	¥14	¥—	¥—	¥—	¥—
Interest rate swap contracts	—	—	908	1,688	332	704
Cross-currency interest rate swap contracts	—	—	288	41	72	52

Total derivatives designated as hedging instruments	¥3	¥14	¥1,196	¥1,729	¥404	¥756

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥—	¥2	¥982	¥474	¥—	¥—
Interest rate swap contracts	—	—	110	230	15	142
Cross-currency interest rate swap contracts	—	—	1,158	1,032	1,021	1,491

Total derivatives not designated as hedging instruments	¥—	¥2	¥2,250	¥1,736	¥1,036	¥1,633

Total	¥3	¥16	¥3,446	¥3,465	¥1,440	¥2,389

Schedule of Derivative Instruments in Cash Flow Hedges

(¥ in millions)
	Gain (Loss) (before tax) Recognized in Other Comprehensive Income and Realized in Net Income
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

For the year ended March 31, 2010:
Foreign exchange contracts	¥356	Revenues	¥203
Interest rate swap contracts	(1,495)	Interest expense	(2,304)
Cross-currency interest rate swap contracts	(171)	Interest expense	(78)

Total	¥(1,310)		¥(2,179)

For the three months ended March 31, 2009:
Foreign exchange contracts	¥(139)	Revenues	¥563
Interest rate swap contracts	(1,637)	Interest expense	(177)

Total	¥(1,776)		¥386

Schedule of Derivative Instruments Not Designated as Hedging Instruments

(¥ in millions)
	Gain (Loss) (before tax) Recognized in Net Income
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035
For the year ended March 31, 2010:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥1,346
Interest rate swap contracts	Other—net	(175)
Cross-currency interest rate swap contracts	Other—net	(2,525)

Total		¥(1,354)

For the three months ended March 31, 2009:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(5,026)
Interest rate swap contracts	Other—net	(340)
Cross-currency interest rate swap contracts	Other—net	(209)

Total		¥(5,575)